Consolidated Schedule of Investments PIMCO Short-Term Floating NAV Portfolio III	June 30, 2026 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)

		$		$
	PRINCIPAL AMOUNT (000s)			MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 105.6% ¤
CORPORATE BONDS & NOTES 29.7%
BANKING & FINANCE 23.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.450% due 10/29/2026			$106,905		$106,259
6.100% due 01/15/2027			148		149
6.450% due 04/15/2027			12,069		12,225
American Express Co.
4.278% (SOFRINDX + 0.650%) due 11/04/2026 ~			22,296		22,317
4.600% (SOFRINDX + 0.970%) due 07/28/2027 ~			8,215		8,218
American Honda Finance Corp.
4.252% due 10/06/2026 •			7,200		7,203
4.257% due 12/11/2026 •			20,700		20,716
4.279% due 11/19/2027 •			71,300		71,218
4.284% due 07/15/2026 •			1,125		1,125
American Tower Corp.
1.450% due 09/15/2026			4,100		4,077
2.750% due 01/15/2027			3,100		3,071
3.125% due 01/15/2027			11,442		11,360
3.375% due 10/15/2026			4,415		4,403
Aon North America, Inc.
5.125% due 03/01/2027			2,400		2,409
Athene Global Funding
4.306% due 08/10/2026 •			97,900		97,931
4.383% due 07/16/2026 •			57,893		57,903
4.505% (SOFRINDX + 0.830%) due 01/07/2027 ~			20,304		20,330
4.667% (SOFRINDX + 1.030%) due 08/27/2026 ~			36,335		36,373
4.847% (SOFRINDX + 1.210%) due 03/25/2027 ~			1,192		1,196
4.860% due 08/27/2026			6,883		6,888
4.950% due 01/07/2027			18,693		18,721
5.339% due 01/15/2027			23,702		23,793
Australia & New Zealand Banking Group Ltd.
4.109% (SOFRRATE + 0.470%) due 12/16/2026 ~			5,000		5,005
4.442% (SOFRRATE + 0.810%) due 01/18/2027 ~			22,000		22,065
Bank of America Corp.
1.734% due 07/22/2027 •			400		399
4.600% (SOFRRATE + 0.970%) due 07/22/2027 ~			4,400		4,402
4.988% (SOFRRATE + 1.350%) due 09/15/2027 ~			5,678		5,690
Bank of America NA
4.648% (SOFRRATE + 1.020%) due 08/18/2026 ~			1,500		1,501
Bank of Montreal
4.237% due 12/23/2026 •			41,000		41,061
4.258% (SOFRINDX + 0.620%) due 09/15/2026 ~			5,100		5,104
4.309% due 06/01/2027	CAD		25,300		18,038
4.518% (SOFRINDX + 0.880%) due 09/10/2027 ~			$18,249		18,268
4.567% due 09/10/2027 •			7,400		7,402
4.709% due 12/07/2027	CAD		28,900		20,796
4.798% (SOFRINDX + 1.160%) due 12/11/2026 ~			$3,000		3,012
5.266% due 12/11/2026			1,640		1,648
Bank of New Zealand
4.439% (SOFRRATE + 0.810%) due 01/27/2027 ~			8,500		8,527
Bank of Nova Scotia
4.248% (SOFRRATE + 0.610%) due 09/15/2026 ~			700		701
4.418% (SOFRINDX + 0.780%) due 06/04/2027 ~			2,838		2,851
5.201% (BBSW3M + 0.870%) due 01/20/2027 ~	AUD		8,340		5,780
5.400% due 06/04/2027			$1,100		1,111
Banque Federative du Credit Mutuel SA
1.604% due 10/04/2026			800		795
4.760% (SOFRRATE + 1.130%) due 01/23/2027 ~			32,848		33,003
5.033% (SOFRINDX + 1.400%) due 07/13/2026 ~			19,278		19,285
5.088% due 01/23/2027			505		507
5.896% due 07/13/2026			6,668		6,672
Bayerische Landesbank
4.012% (SOFRRATE + 0.380%) due 04/18/2028 ~			11,800		11,811
Brown & Brown, Inc.
4.600% due 12/23/2026			4,105		4,108
Canadian Imperial Bank of Commerce
4.353% (SOFRRATE + 0.720%) due 01/13/2028 ~			750		751
4.568% (SOFRINDX + 0.930%) due 09/11/2027 ~			9,247		9,258
4.576% (SOFRRATE + 0.940%) due 06/28/2027 ~			3,932		3,955
4.855% (SOFRRATE + 1.220%) due 10/02/2026 ~			3,370		3,378
4.950% due 06/29/2027	CAD		53,800		38,603
5.615% due 07/17/2026			$400		400

Consolidated Schedule of Investments PIMCO Short-Term Floating NAV Portfolio III (Cont.)	June 30, 2026 (Unaudited)

		$		$
Caterpillar Financial Services Corp.
4.323% due 10/16/2026 •			1,825		1,827
Charles Schwab Corp.
2.450% due 03/03/2027			5,500		5,435
4.689% (SOFRINDX + 1.050%) due 03/03/2027 ~			1,584		1,590
Citibank NA
4.335% (SOFRRATE + 0.708%) due 08/06/2026 ~			33,500		33,502
4.698% (SOFRINDX + 1.060%) due 12/04/2026 ~			500		501
4.876% due 11/19/2027 •			9,795		9,814
Citigroup Global Markets Holdings, Inc.
4.138% due 01/06/2027 •			500		500
Citizens Financial Group, Inc.
2.850% due 07/27/2026			500		499
CNH Industrial Capital LLC
1.450% due 07/15/2026			8,200		8,191
Commonwealth Bank of Australia
4.097% (SOFRRATE + 0.460%) due 11/27/2026 ~			41,134		41,172
Cooperatieve Rabobank UA
1.980% due 12/15/2027 •			11,700		11,574
3.750% due 07/21/2026			4,556		4,554
4.259% (SOFRINDX + 0.620%) due 08/28/2026 ~			9,300		9,306
4.348% (SOFRINDX + 0.710%) due 03/05/2027 ~			28,900		28,984
4.534% (SOFRINDX + 0.900%) due 10/05/2026 ~			550		551
Corebridge Financial, Inc.
3.650% due 04/05/2027			10,800		10,732
Corebridge Global Funding
5.750% due 07/02/2026			5,000		5,000
Credit Agricole SA
4.508% (SOFRRATE + 0.870%) due 03/11/2027 ~			54,100		54,320
4.924% (SOFRRATE + 1.290%) due 07/05/2026 ~			2,700		2,700
Crown Castle, Inc.
1.050% due 07/15/2026			76,339		76,243
4.000% due 03/01/2027			4,284		4,273
DLR Kredit AS
1.000% due 01/01/2027	DKK		120,400		18,290
Equinix, Inc.
2.900% due 11/18/2026			$10,325		10,264
Equitable Financial Life Global Funding
1.300% due 07/12/2026			900		899
Federation des Caisses Desjardins du Quebec
4.260% (SOFRRATE + 0.630%) due 01/27/2027 ~			66,227		66,357
GATX Corp.
3.250% due 09/15/2026			6,023		6,008
General Motors Financial Co., Inc.
2.350% due 02/26/2027			17,500		17,267
4.000% due 10/06/2026			10,500		10,500
5.000% due 04/09/2027			594		596
Goldman Sachs Group, Inc.
1.542% due 09/10/2027 •			33,268		33,083
1.948% due 10/21/2027 •			77,633		77,033
4.458% (SOFRRATE + 0.820%) due 09/10/2027 ~			20,465		20,481
4.551% (SOFRRATE + 0.920%) due 10/21/2027 ~			11,523		11,539
4.755% (SOFRRATE + 1.120%) due 02/24/2028 ~			9,046		9,081
4.937% due 04/23/2028 •			32,700		32,797
5.682% (US0003M + 1.750%) due 10/28/2027 ~			2,896		2,911
HSBC Holdings PLC
5.197% (SOFRRATE + 1.570%) due 08/14/2027 ~			23,540		23,575
HSBC USA, Inc.
4.598% (SOFRRATE + 0.960%) due 03/04/2027 ~			27,410		27,521
5.294% due 03/04/2027			8,445		8,504
ING Bank Australia Ltd.
4.853% (BBSW3M + 0.400%) due 08/19/2026 ~	AUD		17,250		11,946
International Bank for Reconstruction & Development
3.908% (SOFRINDX + 0.270%) due 06/15/2027 ~			$24,162		24,196
3.911% (SOFRINDX + 0.280%) due 02/23/2027 ~			6,500		6,507
4.003% due 01/12/2027 •			27,930		27,957
Jackson National Life Global Funding
4.900% due 01/13/2027			2,400		2,405
John Deere Capital Corp.
4.234% due 04/19/2027 •			1,039		1,042
JPMorgan Chase & Co.
2.182% due 06/01/2028 •			47,163		46,183
2.947% due 02/24/2028 •			15,181		15,030
3.782% due 02/01/2028 •			39,300		39,144
4.323% due 04/26/2028 •			36,000		35,940
4.550% (SOFRRATE + 0.920%) due 04/22/2028 ~			5,700		5,721
4.815% (SOFRRATE + 1.180%) due 02/24/2028 ~			5,000		5,022
6.070% due 10/22/2027 •			11,200		11,255
JPMorgan Chase Bank NA
4.638% (SOFRRATE + 1.000%) due 12/08/2026 ~			1,300		1,303
Jyske Realkredit AS
1.000% due 01/01/2027	DKK		705,209		107,146
KeyCorp
2.250% due 04/06/2027
			$16,400		16,133

Consolidated Schedule of Investments PIMCO Short-Term Floating NAV Portfolio III (Cont.)	June 30, 2026 (Unaudited)

		$		$
Kreditanstalt fuer Wiederaufbau
4.630% (SOFRINDX + 1.000%) due 10/30/2026 ~
			25,000		25,071
Landeskreditbank Baden-Wuerttemberg Foerderbank
4.627% (SOFRINDX + 1.000%) due 02/11/2027 ~			26,800		26,914
Lloyds Banking Group PLC
5.188% (SOFRINDX + 1.560%) due 08/07/2027 ~			10,600		10,612
Lseg U.S. Fin Corp.
4.875% due 03/28/2027			3,900		3,913
Macquarie Bank Ltd.
4.838% (SOFRRATE + 1.200%) due 12/07/2026 ~			740		743
MassMutual Global Funding II
4.398% due 01/29/2027 •			2,012		2,018
Morgan Stanley
1.512% due 07/20/2027 •			26,316		26,273
2.475% due 01/21/2028 •			15,178		15,015
Morgan Stanley Bank NA
4.319% (SOFRRATE + 0.685%) due 10/15/2027 ~			65,060		65,103
4.713% (SOFRRATE + 1.080%) due 01/14/2028 ~			740		743
4.791% (SOFRRATE + 1.165%) due 10/30/2026 ~			16,073		16,105
Mutual of Omaha Cos Global Funding
5.350% due 04/09/2027			2,500		2,520
National Bank of Canada
4.665% (SOFRINDX + 1.030%) due 07/02/2027 ~			43,347		43,348
5.600% due 07/02/2027 •			17,700		17,701
Nationwide Building Society
1.500% due 10/13/2026			700		695
4.000% due 09/14/2026			8,998		8,989
NatWest Markets PLC
4.397% (SOFRRATE + 0.760%) due 09/29/2026 ~			3,249		3,253
4.397% (SOFRRATE + 0.760%) due 09/29/2026 ~			12,000		12,016
5.416% due 05/17/2027			12,178		12,295
New York Life Global Funding
4.219% (SOFRRATE + 0.580%) due 08/28/2026 ~			12,950		12,958
Nomura Holdings, Inc.
1.653% due 07/14/2026			86,637		86,560
2.329% due 01/22/2027			33,170		32,798
Nordea Bank Abp
1.500% due 09/30/2026			3,800		3,776
Nordea Kredit Realkreditaktieselskab
1.000% due 10/01/2026	DKK		730,000		111,421
Pacific Life Global Funding II
4.108% (SOFRRATE + 0.480%) due 02/04/2027 ~			$23,900		23,929
4.680% (SOFRINDX + 1.050%) due 07/28/2026 ~			1,050		1,051
PNC Financial Services Group, Inc.
3.150% due 05/19/2027			8,700		8,620
Principal Life Global Funding II
5.000% due 01/16/2027			17,746		17,811
Private Export Funding Corp.
4.500% due 02/07/2027			3,000		3,002
Protective Life Global Funding
4.130% (SOFRRATE + 0.500%) due 07/22/2026 ~			54,150		54,158
Realkredit Danmark AS
1.000% due 01/01/2027	DKK		1,015,786		154,350
Regency Centers LP
3.600% due 02/01/2027			$2,500		2,490
Reinsurance Group of America, Inc.
3.950% due 09/15/2026			2,300		2,299
Reliance Standard Life Global Funding II
2.750% due 01/21/2027			9,700		9,597
Royal Bank of Canada
4.087% (SOFRINDX + 0.460%) due 08/03/2026 ~			2,801		2,802
4.217% (SOFRINDX + 0.590%) due 11/02/2026 ~			1,900		1,902
4.352% (SOFRINDX + 0.720%) due 10/18/2027 ~			21,478		21,501
4.420% (SOFRINDX + 0.790%) due 07/23/2027 ~			10,823		10,826
4.510% due 10/18/2027 •			43,200		43,210
4.612% due 07/26/2027	CAD		64,400		46,175
4.712% (SOFRINDX + 1.080%) due 07/20/2026 ~			$5,015		5,017
Santander Holdings USA, Inc.
3.244% due 10/05/2026			72,549		72,349
4.400% due 07/13/2027			1,000		999
Skandinaviska Enskilda Banken AB
4.528% (SOFRRATE + 0.890%) due 03/05/2027 ~			8,500		8,534
5.125% due 03/05/2027			881		887
Societe Generale SA
4.000% due 01/12/2027			3,500		3,491
Standard Chartered Bank
4.283% (SOFRRATE + 0.650%) due 10/08/2026 ~			2,928		2,931
Standard Chartered PLC
5.562% (SOFRRATE + 1.930%) due 07/06/2027 ~			11,550		11,552
State Street Corp.
4.471% (SOFRRATE + 0.845%) due 08/03/2026 ~			10,881		10,886
Sumisho Air Lease Corp.
1.875% due 08/15/2026			8,310		8,283
Sumitomo Mitsui Banking Corp.
5.250% (BBSW3M + 0.900%) due 10/23/2026 ~	AUD		4,200		2,913

Consolidated Schedule of Investments PIMCO Short-Term Floating NAV Portfolio III (Cont.)	June 30, 2026 (Unaudited)

		$		$
Sumitomo Mitsui Financial Group, Inc.
1.402% due 09/17/2026			$30,285		30,117
2.174% due 01/14/2027			14,000		13,852
2.632% due 07/14/2026			23,880		23,866
4.933% (SOFRRATE + 1.300%) due 07/13/2026 ~			208		208
Sumitomo Mitsui Trust Bank Ltd.
4.787% (SOFRRATE + 1.150%) due 09/14/2026 ~			6,915		6,928
5.200% due 03/07/2027			7,800		7,844
Svenska Handelsbanken AB
3.950% due 06/10/2027			9,900		9,878
4.299% (SOFRRATE + 0.660%) due 05/28/2027 ~			9,000		9,027
Temasek Financial I Ltd.
4.008% (SOFRRATE + 0.380%) due 08/20/2027 ~			4,465		4,475
Toronto-Dominion Bank
4.108% due 06/08/2027			3,991		3,982
4.210% due 06/01/2027	CAD		53,900		38,428
4.228% (SOFRRATE + 0.590%) due 09/10/2026 ~			$3,992		3,995
4.258% (SOFRRATE + 0.620%) due 12/17/2026 ~			6,011		6,020
4.364% (SOFRRATE + 0.730%) due 04/05/2027 ~			20,611		20,671
4.568% due 12/17/2026			2,900		2,905
4.713% (SOFRRATE + 1.080%) due 07/17/2026 ~			15,656		15,662
5.376% due 10/21/2027	CAD		14,700		10,663
5.532% due 07/17/2026			$15,200		15,210
Toyota Motor Credit Corp.
3.920% due 02/12/2027 •			28,800		28,800
4.050% due 06/09/2027 •			51,500		51,531
UBS AG
4.128% (SOFRRATE + 0.500%) due 05/17/2027 ~			20,887		20,905
UBS Group AG
1.494% due 08/10/2027 •			14,430		14,380
United Overseas Bank Ltd.
4.860% (BBSW3M + 0.410%) due 08/27/2026 ~	AUD		5,000		3,462
Ventas Realty LP
3.250% due 10/15/2026			$1,241		1,237
Wells Fargo & Co.
2.393% due 06/02/2028 •			62,500		61,265
Westpac Banking Corp.
4.092% (SOFRRATE + 0.460%) due 10/20/2026 ~			370		370

					3,366,762

INDUSTRIALS 5.2%
America Movil SAB de CV
5.000% due 10/27/2026	GBP		3,600		4,788
AutoZone, Inc.
5.050% due 07/15/2026			$3,545		3,546
BAT Capital Corp.
3.215% due 09/06/2026			19,994		19,957
4.700% due 04/02/2027			11,983		12,007
BHP Billiton Finance USA Ltd.
5.250% due 09/08/2026			7,579		7,593
BMW U.S. Capital LLC
4.337% (SOFRRATE + 0.710%) due 08/11/2027 ~			1,181		1,185
4.417% (SOFRINDX + 0.780%) due 03/19/2027 ~			1,500		1,505
4.428% (SOFRINDX + 0.800%) due 08/13/2026 ~			4,455		4,458
Boeing Co.
5.040% due 05/01/2027			11,892		11,928
Bunge Ltd. Finance Corp.
3.250% due 08/15/2026			2,438		2,434
Campbell’s Co.
5.200% due 03/19/2027			7,152		7,197
Canadian Natural Resources Ltd.
3.850% due 06/01/2027			22,900		22,781
Chevron USA, Inc.
3.995% (SOFRINDX + 0.360%) due 02/26/2027 ~			172		172
Cigna Group
3.400% due 03/01/2027			6,900		6,860
Cintas Corp. No. 2
3.700% due 04/01/2027			4,300		4,282
Cox Communications, Inc.
3.350% due 09/15/2026			17,010		16,969
CVS Health Corp.
3.000% due 08/15/2026			11,280		11,258
3.625% due 04/01/2027			602		599
Danone SA
2.947% due 11/02/2026			27,400		27,273
Dell International LLC/EMC Corp.
4.900% due 10/01/2026			4,186		4,188
Deutsche Telekom International Finance BV
3.600% due 01/19/2027			34,012		33,864
Diamondback Energy, Inc.
3.250% due 12/01/2026			7,815		7,788
Enbridge, Inc.
4.250% due 12/01/2026			8,290		8,285
5.900% due 11/15/2026			1,965		1,974

Consolidated Schedule of Investments PIMCO Short-Term Floating NAV Portfolio III (Cont.)	June 30, 2026 (Unaudited)

		$		$
Energy Transfer LP
4.200% due 04/15/2027			10,336		10,316
Fiserv, Inc.
3.200% due 07/01/2026			3,241		3,241
GlaxoSmithKline Capital PLC
4.138% (SOFRRATE + 0.500%) due 03/12/2027 ~			4,778		4,786
Glencore Funding LLC
4.386% (SOFRINDX + 0.750%) due 10/01/2026 ~			35,876		35,914
Haleon U.S. Capital LLC
3.375% due 03/24/2027			22,450		22,289
HCA, Inc.
3.125% due 03/15/2027			10,578		10,481
4.500% due 02/15/2027			16,901		16,895
Hewlett Packard Enterprise Co.
4.450% due 09/25/2026			22,744		22,754
Hyundai Capital America
5.250% due 01/08/2027			1,153		1,158
Imperial Brands Finance PLC
3.500% due 07/26/2026			1,800		1,799
L3Harris Technologies, Inc.
5.400% due 01/15/2027			8,625		8,668
Marriott International, Inc.
5.450% due 09/15/2026			8,362		8,372
Mercedes-Benz Finance North America LLC
4.260% (SOFRRATE + 0.630%) due 07/31/2026 ~			37,700		37,713
4.416% due 04/01/2027 •			15,900		15,949
4.416% (SOFRRATE + 0.780%) due 04/01/2027 ~			31,530		31,627
Mitsubishi Corp.
1.125% due 07/15/2026			350		350
Molson Coors Beverage Co.
3.000% due 07/15/2026			6,711		6,707
Mondelez International Holdings Netherlands BV
1.250% due 09/24/2026			763		758
Oracle Corp.
2.650% due 07/15/2026			108,985		108,904
Penske Truck Leasing Co. LP/PTL Finance Corp.
3.400% due 11/15/2026			735		732
5.350% due 01/12/2027			723		725
Roche Holdings, Inc.
4.368% (SOFRRATE + 0.740%) due 11/13/2026 ~			2,600		2,605
Rogers Communications, Inc.
2.900% due 11/15/2026			8,782		8,742
3.650% due 03/31/2027	CAD		44,469		31,467
Schlumberger Holdings Corp.
5.000% due 05/29/2027			$1,700		1,710
Siemens Financieringsmaatschappij NV
2.350% due 10/15/2026			250		249
Spectra Energy Partners LP
3.375% due 10/15/2026			1,861		1,856
Starbucks Corp.
4.850% due 02/08/2027			1,100		1,103
Sysco Corp.
3.300% due 07/15/2026			2,939		2,938
Toyota Credit Canada, Inc.
4.420% due 06/28/2027	CAD		20,000		14,304
UnitedHealth Group, Inc.
4.134% (SOFRRATE + 0.500%) due 07/15/2026 ~			$14,625		14,626
Var Energi ASA
5.000% due 05/18/2027			7,000		7,021
VMware LLC
1.400% due 08/15/2026			3,042		3,030
Volkswagen Group of America Finance LLC
3.200% due 09/26/2026			400		399
4.688% (SOFRRATE + 1.060%) due 08/14/2026 ~			51,782		51,831
5.700% due 09/12/2026			39,164		39,256
6.000% due 11/16/2026			970		975
Westinghouse Air Brake Technologies Corp.
3.450% due 11/15/2026			1,598		1,592

					756,733

UTILITIES 1.3%
Ameren Corp.
5.700% due 12/01/2026			26,700		26,825
AT&T, Inc.
2.300% due 06/01/2027			66,806		65,520
Dominion Energy, Inc.
2.850% due 08/15/2026			704		703
Georgia Power Co.
3.918% (SOFRINDX + 0.280%) due 09/15/2026 ~			13,075		13,077
4.053% (SOFRINDX + 0.420%) due 11/22/2027 ~			900		902
KeySpan Gas East Corp.
2.742% due 08/15/2026			2,100		2,096
Monongahela Power Co.
3.550% due 05/15/2027			10,274		10,177

Consolidated Schedule of Investments PIMCO Short-Term Floating NAV Portfolio III (Cont.)	June 30, 2026 (Unaudited)

	$		$
National Rural Utilities Cooperative Finance Corp.
3.958% (SOFRRATE + 0.330%) due 10/30/2026 ~		600		600
4.216% (SOFRRATE + 0.580%) due 11/22/2026 ~		29,800		29,834
4.428% (SOFRRATE + 0.800%) due 02/05/2027 ~		6,279		6,296
Sempra
5.400% due 08/01/2026		4,800		4,801
Southern California Edison Co.
4.875% due 02/01/2027		3,805		3,812
Southwestern Electric Power Co.
2.750% due 10/01/2026		800		797
TELUS Corp.
2.800% due 02/16/2027		4,700		4,651
Xcel Energy, Inc.
1.750% due 03/15/2027		11,100		10,898
3.350% due 12/01/2026		13,009		12,966

				193,955

Total Corporate Bonds & Notes (Cost $4,328,676)				4,317,450

U.S. GOVERNMENT AGENCIES 4.1%
Federal Home Loan Banks
3.800% due 10/05/2027 •		363,600		363,712
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
3.300% due 10/25/2026		33,319		33,167
Federal National Mortgage Association
2.120% due 09/01/2026		75,654		75,228
2.400% due 08/01/2026		95,000		94,637
3.520% due 11/01/2026 ~		782		779
Federal National Mortgage Association-ACES
3.167% due 06/25/2027 ~		28,363		28,036

Total U.S. Government Agencies (Cost $595,927)				595,559

U.S. TREASURY OBLIGATIONS 12.9%
U.S. Treasury Floating Rate Notes
3.874% due 01/31/2027 •		216,500		216,569
U.S. Treasury Notes
3.875% due 03/15/2028		376,200		374,422
3.875% due 03/31/2028		939,200		934,688
4.250% due 01/15/2028		348,400		348,808

Total U.S. Treasury Obligations (Cost $1,883,205)				1,874,487

ASSET-BACKED SECURITIES 0.3%
AUTOMOBILE SEQUENTIAL 0.3%
CarMax Auto Owner Trust
3.835% due 05/17/2027		8,347		8,347
Enterprise Fleet Financing LLC
4.103% due 10/20/2026		4,570		4,571
Stellantis Financial Underwritten Enhanced Lease Trust
3.891% due 05/20/2027		24,253		24,246

Total Asset-Backed Securities (Cost $37,170)				37,164

SOVEREIGN ISSUES 1.9%
BNG Bank NV
4.628% (SOFRINDX + 1.000%) due 08/05/2026 ~		27,900		27,923
CPPIB Capital, Inc.
3.938% (SOFRRATE + 0.300%) due 09/10/2027 ~		8,400		8,413
4.130% (SOFRRATE + 0.500%) due 07/27/2026 ~		19,000		19,005
Kommunekredit
4.630% (SOFRRATE + 1.000%) due 07/27/2026 ~		14,500		14,509
Korea Gas Corp.
2.250% due 07/18/2026		43,900		43,855
PSP Capital, Inc.
3.987% (SOFRRATE + 0.350%) due 12/01/2027 ~		31,600		31,674
Svensk Exportkredit AB
4.628% (SOFRRATE + 1.000%) due 05/05/2027 ~		125,200		126,076

Total Sovereign Issues (Cost $271,320)				271,455

SHORT-TERM INSTRUMENTS 56.7%
CERTIFICATES OF DEPOSIT 0.8%
Bank of Nova Scotia
3.950% (SOFRRATE + 0.340%) due 07/01/2026		4,500		4,500
Barclays Bank PLC
4.090% due 11/13/2026		44,500		44,528
Commerzbank AG
3.730% due 08/13/2026		2,800		2,800
Credit Agricole Corporate & Investment Bank SA
3.850% due 10/14/2026		21,500		21,496

Consolidated Schedule of Investments PIMCO Short-Term Floating NAV Portfolio III (Cont.)	June 30, 2026 (Unaudited)

	$		$
DNB Bank ASA
4.000% due 04/16/2027		18,425		18,393
KEB Hana Bank
3.870% due 10/14/2026		15,750		15,740
National Bank of Kuwait
3.820% due 07/01/2026		5,600		5,600

				113,057

COMMERCIAL PAPER 9.7%
Alimentation Couche-Tard, Inc.
4.010% due 07/14/2026		3,500		3,495
4.010% due 07/17/2026		14,400		14,373
4.040% due 07/13/2026		10,500		10,485
Alliant Energy Corp.
3.830% due 07/01/2026		10,400		10,399
Amdocs Capital Solutions Ltd.
3.950% due 07/01/2026		14,800		14,798
AMETEK, Inc.
4.020% due 07/20/2026		32,000		31,930
4.020% due 07/23/2026		14,700		14,663
4.040% due 07/07/2026		8,700		8,693
AutoNation, Inc.
4.050% due 07/01/2026		9,700		9,699
Bacardi-Martini BV
4.380% due 07/30/2026		900		897
Banco de Credito e Inversiones SA
4.000% due 08/24/2026		18,200		18,088
4.050% due 09/03/2026		29,600		29,383
4.120% due 11/16/2026		8,700		8,558
Banco Itau Chile
4.040% due 09/28/2026		3,300		3,267
4.060% due 10/06/2026		5,000		4,945
Barclays Capital, Inc.
3.920% due 12/09/2026		13,000		12,764
Bayerische Landesbank
3.840% due 08/18/2026		1,600		1,592
Boston Properties LP
4.050% due 08/26/2026		4,900		4,868
Brookfield Corporate Treasury Ltd.
4.030% due 07/31/2026		12,300		12,257
Campbell’s Co.
4.270% due 10/05/2026		6,200		6,131
CBRE Services, Inc.
4.020% due 07/27/2026		11,100		11,067
4.020% due 07/28/2026		11,800		11,763
4.030% due 07/15/2026		2,700		2,696
4.040% due 07/15/2026		5,600		5,591
Charles Schwab & Co., Inc.
4.010% due 09/29/2026		26,300		26,040
Chugach Electric Association, Inc.
4.000% due 07/07/2026		250		250
Clorox Co.
4.030% due 08/05/2026		4,600		4,582
Constellation Energy Generation LLC
4.050% due 07/28/2026		22,300		22,222
4.060% due 07/07/2026		16,300		16,286
4.100% due 07/01/2026		19,300		19,298
4.100% due 08/03/2026		39,850		39,679
4.100% due 08/06/2026		17,200		17,120
4.110% due 08/03/2026		4,800		4,779
4.110% due 08/04/2026		6,300		6,272
4.120% due 08/05/2026		10,200		10,154
4.150% due 07/02/2026		26,500		26,493
CRH America Finance, Inc.
4.010% due 07/30/2026		1,700		1,694
4.030% due 08/10/2026		4,500		4,479
Eaton Capital ULC
4.020% due 07/08/2026		15,100		15,087
eBay, Inc.
4.060% due 08/24/2026		1,600		1,590
Enbridge U.S., Inc.
4.040% due 08/17/2026		8,700		8,653
Entergy Corp.
4.060% due 09/09/2026		21,100		20,931
Equifax, Inc.
4.060% due 07/24/2026		5,600		5,585
ERAC USA Finance LLC
4.000% due 07/10/2026		26,400		26,371
Evergy Missouri West, Inc.
4.030% due 07/01/2026		15,900		15,898
4.230% due 07/02/2026		500		500
Extra Space Storage LP
4.000% due 07/02/2026		19,700		19,696
4.000% due 07/09/2026		4,700		4,695

Consolidated Schedule of Investments PIMCO Short-Term Floating NAV Portfolio III (Cont.)	June 30, 2026 (Unaudited)

	$		$
Fidelity National Information Services, Inc.
4.000% due 07/07/2026		30,450		30,427
4.000% due 07/09/2026		40,350		40,310
4.000% due 07/13/2026		24,300		24,265
4.000% due 07/14/2026		34,200		34,148
4.000% due 07/17/2026		30,700		30,643
First Abu Dhabi Bank PJSC
3.910% due 10/05/2026		2,000		1,979
Fiserv, Inc.
4.000% due 07/27/2026 (a)		3,700		3,689
4.030% due 08/03/2026 (a)		1,000		996
Givaudan U.S., Inc.
4.020% due 07/08/2026		1,100		1,099
Glencore Funding LLC
4.020% due 07/08/2026		1,200		1,199
4.020% due 08/06/2026		3,700		3,685
4.040% due 08/04/2026		16,200		16,137
4.050% due 08/10/2026		16,300		16,226
4.050% due 08/11/2026		20,700		20,603
4.130% due 09/17/2026 (a)		91,900		91,080
Global Payments, Inc.
4.220% due 07/06/2026		24,200		24,183
HCA, Inc.
4.270% due 08/03/2026		14,800		14,739
4.300% due 08/17/2026		29,000		28,830
4.300% due 08/18/2026		31,800		31,610
4.300% due 08/25/2026		3,900		3,873
4.330% due 07/27/2026		59,400		59,209
Humana, Inc.
3.990% due 07/06/2026		14,900		14,890
Intesa Sanpaolo Funding LLC
4.010% due 09/28/2026		10,500		10,389
4.010% due 09/29/2026		20,900		20,677
Jabil, Inc.
4.150% due 07/06/2026		26,200		26,182
4.150% due 07/31/2026		2,400		2,391
4.150% due 08/07/2026		19,700		19,611
4.150% due 08/18/2026		25,700		25,550
Jones Lang LaSalle Finance BV
4.010% due 07/09/2026		6,500		6,494
4.080% due 07/21/2026		2,300		2,295
4.130% due 07/09/2026		1,000		999
JTI Financial Services North America LLC
4.100% due 08/06/2026		14,400		14,345
Keurig Dr. Pepper, Inc.
4.300% due 07/01/2026		11,300		11,299
4.300% due 07/06/2026		5,900		5,896
4.350% due 07/17/2026		7,100		7,086
4.350% due 07/20/2026		2,300		2,295
4.350% due 07/22/2026		14,500		14,462
4.350% due 07/24/2026		7,300		7,279
4.350% due 07/30/2026 (a)		23,300		23,217
4.350% due 08/05/2026 (a)		10,300		10,256
4.380% due 07/16/2026		19,800		19,763
4.400% due 07/15/2026		14,400		14,375
Lseg U.S. Fin Corp.
3.930% due 10/13/2026		400		395
4.130% due 08/24/2026		6,800		6,758
National Bank of Kuwait
4.040% due 09/04/2026		35,000		34,754
O’Reilly Automotive, Inc.
4.000% due 07/17/2026		4,800		4,791
Oglethorpe Power Corp.
4.070% due 07/27/2026		4,200		4,188
4.070% due 07/28/2026		8,800		8,774
ONE Gas, Inc.
4.030% due 07/10/2026		1,900		1,898
Southern California Edison Co.
4.150% due 07/06/2026		4,000		3,997
TELUS Corp.
4.100% due 07/02/2026		14,600		14,597
Thomson Reuters Corp.
4.040% due 07/07/2026		8,300		8,294
Toyota Motor Credit Corp.
3.940% due 12/03/2026		400		393

Consolidated Schedule of Investments PIMCO Short-Term Floating NAV Portfolio III (Cont.)	June 30, 2026 (Unaudited)

	$		$
Weyerhaeuser Co.
4.030% due 07/06/2026		13,300		13,291

				1,411,567

REPURCHASE AGREEMENTS (e) 34.5%
				5,003,967

SHORT-TERM NOTES 0.4%
ARI Fleet Lease Trust
3.812% due 01/15/2027		7,843		7,841
Enterprise Fleet Financing LLC
4.031% due 05/20/2027		10,292		10,288
Federal Home Loan Bank Discount Notes
3.640% due 07/17/2026 (c)(d)		200		200
3.688% due 08/07/2026 (c)(d)		1,500		1,494
3.692% due 09/09/2026 (c)(d)		400		397
3.694% due 08/21/2026 (c)(d)		6,600		6,565
3.699% due 08/26/2026 (c)(d)		4,000		3,977
3.704% due 09/16/2026 (c)(d)		1,000		992
3.708% due 08/14/2026 (c)(d)		4,900		4,878
3.714% due 08/26/2026 (c)(d)		2,000		1,988
3.715% due 08/19/2026 (c)(d)		3,100		3,084
3.719% due 09/04/2026 (c)(d)		500		497
3.732% due 09/30/2026 (c)(d)		3,500		3,467
Hyundai Auto Lease Securitization Trust
3.835% due 04/15/2027		15,482		15,483
SCCU Auto Receivables Trust
3.887% due 04/15/2027		1,169		1,170

				62,321

U.S. TREASURY BILLS 10.3%
3.775% due 08/06/2026—12/24/2026 (b)(c)		1,502,697		1,490,119

SOVEREIGN ISSUES 1.0%
Export Development Canada
3.854% (FEDL01 + 0.224%) due 08/13/2026 ~		144,000		144,022

Total Sovereign Issues (Cost $144,000)				144,022

Total Short-Term Instruments (Cost $8,228,845)				8,225,053

Total Investments in Securities (Cost $15,345,143)				15,321,168

Total Investments 105.6% (Cost $15,345,143)				$15,321,168
Financial Derivative Instruments (f) 0.2%(Cost or Premiums, net $0)				27,513
Other Assets and Liabilities, net (5.8)%				(835,244)

Net Assets 100.0%				$14,513,437

Consolidated Schedule of Investments PIMCO Short-Term Floating NAV Portfolio III (Cont.)	June 30, 2026 (Unaudited)

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	When-issued security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Zero coupon security.

(d)	Coupon represents a yield to maturity.

(e)	REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount		Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
CEW	2.240%	06/18/2026	07/02/2026	CAD	200,000	Province of Ontario 3.750% - 4.450% due 12/02/2053 - 12/02/2056	$(144,688)	$141,019	$141,132
BBV	3.680	07/01/2026	07/02/2026		$200,000	U.S. Treasury Notes 4.625% due 04/30/2031	(203,802)	200,000	200,000
	3.700	06/30/2026	07/01/2026		100,000	U.S. Treasury Notes 4.625% due 04/30/2031	(102,457)	100,000	100,010
BCY	3.710	07/01/2026	07/02/2026		700,000	U.S. Treasury Bonds 4.375% due 08/15/2043	(711,781)	700,000	700,000
	3.720	06/30/2026	07/01/2026		400,000	U.S. Treasury Bonds 4.375% due 08/15/2043	(404,414)	400,000	400,041
BOS	3.660	06/30/2026	07/01/2026		253,000	U.S. Treasury Notes 3.875% due 07/31/2027	(258,005)	253,000	253,026
	3.680	06/24/2026	07/01/2026		100,000	U.S. Treasury Notes 4.625% due 05/31/2031	(102,455)	100,000	100,071
	3.680	06/26/2026	07/02/2026		200,000	U.S. Treasury Notes 0.875% due 11/15/2030	(203,876)	200,000	200,102
	3.680	06/29/2026	07/02/2026		650,000	U.S. Treasury Notes 3.500% due 04/30/2030	(662,605)	650,000	650,133
BPS	3.780	05/21/2026	08/20/2026		644,315	AGL CLO 39 Ltd. 4.805% due 04/20/2038	(710,413)	644,315	647,089
DEU	3.650	06/30/2026	07/01/2026		250,000	U.S. Treasury Bonds 4.000% due 11/15/2052	(253,950)	250,000	250,025
FAR	3.670	07/01/2026	07/02/2026		200,000	U.S. Treasury Inflation-Indexed Notes 1.250% due 04/15/2028	(203,996)	200,000	200,000
FICC STR	3.640	06/30/2026	07/01/2026		75,000	U.S. Treasury Bonds 3.125% - 4.750% due 02/15/2043 - 02/15/2045	(76,500)	75,000	75,008
JPS	3.720	06/30/2026	07/01/2026		73,800	U.S. Treasury Notes 3.875% due 06/15/2028	(75,224)	73,800	73,808
MEI	0.900	06/29/2026	07/06/2026	JPY	10,000,000	Japan Government Second Year Bonds 0.000% due 02/01/2028	(61,542)	61,503	61,506
RBC	2.250	06/18/2026	07/02/2026	CAD	850,000	Province of British Columbia 2.950% due 06/18/2050	(633,700)	599,330	599,811
SAL	3.660	06/30/2026	07/01/2026		$79,600	U.S. Treasury Notes 3.750% due 06/30/2027	(81,267)	79,600	79,608
SAL	3.690	06/30/2026	07/01/2026		276,400	U.S. Treasury Bills 0.000% due 12/24/2026	(282,024)	276,400	276,428

Total Repurchase Agreements							$(5,172,699)	$5,003,967	$5,007,798

(1)	Includes accrued interest.

Cash of $24,434 has been pledged as collateral under the terms of master agreements as of June 30, 2026.

(f)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

	$			$			$		$		$
									Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered			Currency to be Received			Asset		Liability
AZD		07/2026	AUD		2,619			$1,873		$60		$0
BOA		07/2026	JPY		16,337			103		2		0
		07/2026			$1,399	JPY		222,589		0		(30)
		01/2027	DKK		405,700			$64,314		1,703		0
BPS		07/2026	CAD		29,504			21,125		353		0
		07/2026	GBP		178			239		3		0
		07/2026	JPY		55,261			348		8		0
		07/2026			$818	JPY		130,139		0		(18)
		08/2026			2,768	DKK		18,137		8		0
BRC		07/2026	JPY		10,214,105			$63,209		374		0
		08/2026			$1,324	JPY		213,544		0		(8)
BSH		07/2026	JPY		292,835			$1,842		41		0
		07/2026			$1,335	JPY		212,246		0		(30)
CBK		07/2026	HUF		6,786			$22		0		0
		07/2026			$1,339	CAD		1,899		0		(2)
		07/2026			2,710	DKK		17,367		0		(56)
DUB		08/2026			134	JPY		21,765		0		0
FAR		07/2026	JPY		220,995			$1,367		7		0
		07/2026			$10,359	JPY		1,670,352		0		(86)
		08/2026	JPY		1,350,908			$8,371		42		0
		08/2026			$1,324	JPY		213,642		0		(7)

Consolidated Schedule of Investments PIMCO Short-Term Floating NAV Portfolio III (Cont.)	June 30, 2026 (Unaudited)

	$			$			$		$		$
		10/2026	GBP		3,600			$4,801		29		0
		01/2027	DKK		617,554			97,464		2,157		0
IND		07/2026			$4,847	DKK		31,047		0		(103)
JPM		07/2026	AUD		11,336			$8,081		235		0
		07/2026	CAD		2,696			1,900		2		0
		07/2026			$91	HUF		27,797		0		(2)
		01/2027	DKK		443,160			$69,992		1,599		0
MBC		07/2026	AUD		8,227			5,753		59		0
		07/2026	CAD		1,050,905			749,320		9,429		0
		07/2026	DKK		62,843			9,587		0		(15)
		07/2026	JPY		272,863			1,717		39		0
		07/2026	KRW		261,674			173		3		0
		07/2026			$8,450	AUD		12,246		26		0
		07/2026			1,582	JPY		251,518		0		(35)
		08/2026	AUD		12,246			$8,445		0		(27)
		08/2026			$9,587	DKK		62,734		15		0
		08/2026			3,535	JPY		572,438		0		(5)
		10/2026	DKK		730,000			$115,383		3,302		0
MYI		07/2026	JPY		1,750			11		0		0
		01/2027	DKK		374,981			59,086		1,215		0
RBC		08/2026			$239	JPY		38,644		0		0
SCX		07/2026	CAD		22,087			$15,600		50		0
		07/2026	JPY		213,959			1,324		8		0
		07/2026			$1,218	CAD		1,680		0		(36)
		07/2026			1,988	JPY		315,881		0		(45)
		08/2026			1,324			213,399		0		(8)
SOG		07/2026	JPY		917,485			$5,751		109		0
		07/2026			$6,856	AUD		9,936		21		0
		07/2026			89	CAD		123		0		(3)
		07/2026			5,075	DKK		32,596		0		(95)
		07/2026			12	JPY		1,854		0		0
		08/2026	AUD		9,936			$6,851		0		(22)
		08/2026	CAD		333,687			235,210		0		(57)
		08/2026			$1,279	JPY		206,414		0		(6)
SSB		07/2026	CAD		282,979			$205,216		5,984		0
		07/2026			$235	GBP		178		1		0
		07/2026			209	JPY		33,140		0		(5)
		08/2026	GBP		178			$235		0		(1)
UAG		07/2026	CAD		71			50		0		0

Total Forward Foreign Currency Contracts										$26,884		$(702)

SWAP AGREEMENTS:

TOTAL RETURN SWAPS ON SECURITIES

										Swap Agreements, at Value
Counterparty	Pay/Receive(1)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
SOG	Receive	U.S. Treasury Inflation Protected Securities	0	3.670% (SOFR plus a specified spread)	Maturity	07/01/2026	$334,000	$0	$259	$259	$0
	Receive	U.S. Treasury Inflation Protected Securities	0	3.710% (SOFR plus a specified spread)	Maturity	07/10/2026	304,100	0	248	248	0
	Receive	U.S. Treasury Inflation Protected Securities	0	3.710% (SOFR plus a specified spread)	Maturity	07/24/2026	1,025,700	0	824	824	0

Total Swap Agreements								$0	$1,331	$1,331	$0

(1)

Receive represents that the Portfolio receives payments for any positive net return on the underlying reference. The Portfolio makes payments for any negative net return on such underlying reference. Pay represents that the Portfolio receives payments for any negative net return on the underlying reference. The Portfolio makes payments for any positive net return on such underlying reference.

Cash of $20 has been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2026.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2026 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2026
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$3,366,762	$0	$3,366,762
Industrials	0	756,733	0	756,733
Utilities	0	193,955	0	193,955
U.S. Government Agencies	0	595,559	0	595,559
U.S. Treasury Obligations	0	1,874,487	0	1,874,487
Asset-Backed Securities
Automobile Sequential	0	37,164	0	37,164
Sovereign Issues	0	271,455	0	271,455
Short-Term Instruments
Certificates of Deposit	0	113,057	0	113,057
Commercial Paper	0	1,411,567	0	1,411,567

Consolidated Schedule of Investments PIMCO Short-Term Floating NAV Portfolio III (Cont.)	June 30, 2026 (Unaudited)

Repurchase Agreements	0	5,003,967	0	5,003,967
Short-Term Notes	0	62,321	0	62,321
U.S. Treasury Bills	0	1,490,119	0	1,490,119
Sovereign Issues	0	144,022	0	144,022

Total Investments	$0	$15,321,168	$0	$15,321,168

Financial Derivative Instruments - Assets
Over the counter	$0	$28,215	$0	$28,215

Financial Derivative Instruments - Liabilities
Over the counter	$0	$(702)	$0	$(702)

Total Financial Derivative Instruments	$0	$27,513	$0	$27,513

Totals	$0	$15,348,681	$0	$15,348,681

There were no significant transfers into or out of Level 3 during the period ended June 30, 2026.

Notes to Financial Statements

1. BASIS FOR CONSOLIDATION

PIMCO All Asset: Multi-Real Fund (Cayman) Ltd (Cayman Islands exempted company), PIMCO International Portfolio Subsidiary, LLC (Delaware limited liability company), PIMCO Short Asset Portfolio Subsidiary, LLC (Delaware limited liability company) and PIMCO Short-Term Floating NAV III Subsidiary, LLC (Delaware limited liability company), (each a “Subsidiary”) were incorporated as wholly owned subsidiaries acting as investment vehicles for the PIMCO All Asset: Multi-Real Fund, PIMCO International Portfolio, PIMCO Short Asset Portfolio and PIMCO Short-Term Floating NAV Portfolio III respectively, (“Consolidated Fund”) in order to effect certain investments for the Consolidated Fund consistent with each Consolidated Fund’s investment objectives and policies as specified in their respective offering memorandum and offering memorandum supplement. Each Consolidated Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Consolidated Fund and its respective Subsidiary. The consolidated financial statements include the accounts of each Consolidated Fund and its respective Subsidiary, if any. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the PIMCO All Asset: Multi-Real Fund, PIMCO International Portfolio, PIMCO Short Asset Portfolio and PIMCO Short-Term Floating NAV Portfolio III and their Subsidiaries comprising the entire issued share capital of the Subsidiary, with the intent that each Consolidated Fund will remain the sole shareholder and retain all rights. Under the Memorandum and Articles of Association of each Subsidiary, shares issued by each Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the respective Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the respective Subsidiaries. See the table below for details regarding the structure, incorporation and relationship as of period end of each Subsidiary to its respective Consolidated Fund.

Fund Name	Subsidiary	Date of Incorporation	Subsidiary % of Consolidated Fund Net Assets †
PIMCO All Asset: Multi-Real Fund	PIMCO All Asset: Multi-Real Fund (Cayman) Ltd	06/17/2020	15.6%
PIMCO International Portfolio	PIMCO International Portfolio Subsidiary, LLC	03/20/2014	20.3%
PIMCO Short Asset Portfolio	PIMCO Short Asset Portfolio Subsidiary, LLC	03/01/2017	0.1%
PIMCO Short-Term Floating NAV Portfolio III	PIMCO Short-Term Floating NAV III Subsidiary, LLC	03/20/2014	0.4%

†	A zero balance may reflect actual amounts rounding to less than 0.01%.

2. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of a Portfolio’s shares, or each of their respective share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Portfolio or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, with respect to each Portfolio other than the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, portfolio shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). With respect to the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III Portfolio shares are ordinarily valued as of 3:00 p.m. Eastern time, on each day that the NYSE is open. Information that becomes known to the Portfolios or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, each Portfolio may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. Each Portfolio generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, each Portfolio may calculate its NAV as of NYSE Close for such day or such other time that each Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolios will normally use pricing data for domestic equity securities received shortly after the NYSE Close (or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close) and do not normally take into account trading, clearances or settlements that take place after the NYSE Close (or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close).

A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close (or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close), if the NYSE Close (or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close) occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for each Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, exchange-traded funds

Notes to Financial Statements (Cont.)

(“ETFs”), exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures, are valued at the settlement price determined by the relevant exchange. Swap agreements and swaptions are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of a Portfolio’s assets that are invested in one or more open-end management investment companies (other than ETFs), a Portfolio’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close (or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close), the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close (or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close). A Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a Portfolio’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of a Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in each Portfolio’s next calculated NAV. An alternative exchange rate may be obtained from a Pricing Source or an exchange rate may otherwise be determined if believed to be more reflective of the rates at which a Portfolio may transact.

Whole loans may be fair valued using inputs that take into account borrower-or loan-level data (e.g., credit risk of the borrower) that is updated periodically throughout the life of each individual loan; any new borrower- or loan-level data received in written reports periodically by the Portfolio normally will be taken into account in calculating the NAV. The Portfolio’s whole loan investments, including those originated by the Portfolio, or through an alternative lending platform generally are fair valued in accordance with procedures approved by the Board.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of a Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that a Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Portfolio may differ from the value that would be realized if the securities were sold. The Portfolios’ use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in each Portfolio’s Offering Memorandum.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that a Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

•	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

•

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between fair value Levels of a Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close (or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close). These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity-linked securities are valued by referencing the last reported sale or settlement price of the linked referenced equity on the day of valuation. Foreign exchange adjustments are applied to the last reported price to convert the linked equity’s trading currency to the contract’s settling currency. These investments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Securities may be valued based on purchase prices of privately negotiated transactions. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

3. FEDERAL INCOME TAX MATTERS

Each Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolios’ tax positions for all open tax years. As of June 30, 2026, the Portfolios have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Portfolios file U.S. federal, state and local tax returns as required. The Portfolios’ tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

The Portfolios may gain exposure to the commodities markets primarily through investments in swap agreements, futures and options. The PIMCO All Asset: Multi-Real Fund may also gain exposure indirectly to commodity markets by investing in the Multi-Real Fund (Cayman) Ltd., which may invest without limit in commodity-linked swap agreements and other commodity-linked derivative instruments.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that a Portfolio must derive at least 90% of its gross income from certain qualifying sources of income. The Internal Revenue Service (“IRS”) has issued a revenue ruling which holds that income derived from commodity index-linked derivatives, if earned directly by a Portfolio, is not qualifying income under Subchapter M of the Code. The IRS has issued private letter rulings in which the IRS specifically concluded that income derived from an investment in a subsidiary that provides commodity-linked exposure through its investments will be qualifying income. Based on the reasoning in such rulings, a portfolio will continue to seek to gain exposure to the commodity markets primarily through investments in the Subsidiary and perhaps through commodity-linked notes.

It should be noted, however, that the IRS currently has ceased the issuance of such rulings. In addition, the IRS also issued a revenue procedure, which states that the IRS will not in the future issue private letter rulings that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the Act. The IRS issued in September 2016 proposed regulations that would have generally treated a Portfolio’s income inclusion (under Subpart F of the Code) with respect to the Subsidiary as qualifying income only if there were a distribution during the same taxable year out of the earnings and profits of the Subsidiary attributable to such income inclusion. In March 2019, the IRS issued final regulations (so modifying the proposed regulations) providing that (i) it will not rule on the determination of whether a financial instrument or position is a security under the Act; (ii) any earnings and profits paid out in the same taxable year as earned by a controlled foreign corporation to a Portfolio is treated as qualifying dividends; and (iii) that income inclusion by a Portfolio of its Subsidiary’s earnings would be treated as other qualifying income if derived with respect to a Portfolio’s business of investing in stock, securities, or currencies.

There can be no assurance that the IRS will not change its position that income derived from commodity-linked notes and wholly- owned subsidiaries is qualifying income. Furthermore, the tax treatment of commodity-linked notes, other commodity-linked derivatives, and a Portfolio’s investments in the Subsidiary may otherwise be adversely affected by future legislation, court decisions, Treasury Regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or amount of a Portfolio’s taxable income or any distributions made by a Portfolio or result in the inability of a Portfolio to operate as described in its offering memorandum.

If, during a taxable year, the Subsidiary taxable losses (and other deductible items) exceed its income and gains, the net loss will not pass through to a Portfolio as a deductible amount for income tax purposes. In the event the Subsidiary taxable gains exceed its losses and other deductible items during a taxable year, the net gain will pass through to a Portfolio as ordinary income for Federal income tax purposes.

4. INVESTMENTS IN AFFILIATES

Each Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolios. A copy of each affiliate fund’s shareholder report is available at the U.S. Securities and Exchange Commission website at www.sec.gov, on the Funds’ website at www.pimco.com, or upon request, as applicable. The tables below show the Portfolios’ transactions in and earnings from investments in the affiliated funds for the period ended June 30, 2026 (amounts in thousands†):

Investments in PIMCO Short Asset Portfolio

Fund Name	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO All Asset: Multi-RAE PLUS Fund	$26,609	$194	$(26,879)	$54	$22	$0	$232	$0
PIMCO All Authority: Multi-RAE PLUS Fund	0	6,855	(6,856)	1	0	0	11	0
PIMCO High Yield and Short-Term Investments Portfolio	0	319	0	0	1	320	3	0
PIMCO Sector Fund Series – H	0	5,677	0	0	20	5,697	57	0

Notes to Financial Statements (Cont.)

Investments in PIMCO Short-Term Floating NAV Portfolio III

Fund Name	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO ABS and Short-Term Investments Portfolio	$1,606,888	$998,758	$(678,500)	$(19)	$380	$1,927,507	$17,218	$0
PIMCO All Asset: Multi-RAE PLUS Fund	41	0	0	0	0	41	0	0
PIMCO All Authority: Multi-RAE PLUS Fund	11,661	32	(11,600)	2	(1)	94	33
PIMCO All Asset: Multi-Real Fund	13,522	432,336	(440,600)	6	0	5,264	136	0
PIMCO EM Bond and Short-Term Investments Portfolio	21,740	163,259	(103,100)	2	6	81,907	337	0
PIMCO High Yield and Short-Term Investments Portfolio	413	24,146	(15,500)	1	1	9,061	45	0
PIMCO Investment Grade Credit Bond Portfolio	150,449	238,922	(232,399)	(5)	21	156,988	1,419	0
PIMCO Long Duration Credit Bond Portfolio	12,385	3,538,584	(3,550,000)	(72)	(1)	896	936	0
PIMCO Mortgage and Short-Term Investments Portfolio	40,227	224,222	(215,300)	14	8	49,171	833	0
PIMCO Municipal Portfolio	5,768	8,444	(11,200)	0	1	3,013	44	0
PIMCO Real Return Portfolio	1,998	68,046	(63,700)	1	0	6,345	43	0
PIMCO Sector Fund Series – AM	6,063	6,779	(6,000)	0	1	6,843	78	0
PIMCO Sector Fund Series – H	17,882	7,044	(10,100)	0	3	14,829	144	0
PIMCO Sector Fund Series – I	465	297,571	(295,000)	(1)	0	3,035	67	0
PIMCO Short-Term Portfolio	24,603	15,975	(5,100)	0	6	35,484	275	0
PIMCO U.S. Government and Short-Term Investments Portfolio	70,528	175,026	(70,400)	1	27	175,182	1,312	0
PIMCO International Portfolio	172,712	289,218	(244,000)	0	32	217,962	1,600	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

An affiliate includes any company in which a Portfolio owns 5% or more of the company’s outstanding voting shares. The table below represents transactions in and earnings from these affiliated issuers for the period ended June 30, 2026 (amounts in thousands†, except number of shares).

PIMCO High Yield and Short-Term Investments Portfolio

Security Name	Market Value at 03/31/2026	Purchases at cost	Proceeds from Sale	Net Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value at 06/30/2026	Dividend Income	Shares Held at 06/30/2026
Xfit Brands, Inc.	$195	$0	$0	$0	$6	$201	$0	68,040,639

†	A zero balance may reflect actual amounts rounding to less than one thousand.

Glossary: (abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	DUB	Deutsche Bank AG	NGF	Nomura Global Financial Products, Inc.
BBV	Banco Bilbao Vizcaya Madrid (Repo Only)	FAR	Wells Fargo Bank National Association	NOM	Nomura Securities International, Inc.
BCY	Barclays Capital, Inc.	FICC STR	Fixed Income Clearing Corp.—State Street FICC Repo	NXN	Natixis New York
BOA	Bank of America N.A.	GLM	Goldman Sachs Bank USA	RBC	Royal Bank of Canada
BOM	Bank of Montreal	GSC	Goldman Sachs & Co. LLC	RYL	NatWest Markets Plc
BOO	BoA Securities, Inc (Repo Only)	GST	Goldman Sachs International	SAL	Citigroup Global Markets, Inc.
BOS	BofA Securities, Inc.	IND	Crédit Agricole Corporate and Investment Bank S.A.	SCX	Standard Chartered Bank, London
BPS	BNP Paribas S.A.	JML	JP Morgan Securities Plc	SGY	Societe Generale, NY
BRC	Barclays Bank PLC	JPM	JP Morgan Chase Bank N.A.	SOG	Societe Generale Paris
BSH	Banco Santander S.A. - New York Branch	JPS	J.P. Morgan Securities LLC	SSB	State Street Bank and Trust Co.
BSN	The Bank of Nova Scotia - Toronto	MAC	Macquarie Bank Limited	STR	State Street FICC Repo
CBK	Citibank N.A.	MBC	HSBC Bank Plc	TDM	TD Securities (USA) LLC
CEW	Canadian Imperial Bank of Commerce World Markets	MEI	Merrill Lynch International	TOR	The Toronto-Dominion Bank
CIB	Canadian Imperial Bank of Commerce	MSC	Morgan Stanley & Co. LLC.	UAG	UBS AG Stamford
CKL	Citibank N.A. London	MSR	Morgan Stanley & Co LLC FICC Repo	UBS	UBS Securities LLC
CTR	Citigroup Global Markets, Inc.- FICC Rep	MYC	Morgan Stanley Capital Services LLC	WAN	Wells Fargo Bank, N.A.- FICC Rep
DEU	Deutsche Bank Securities, Inc.	MYI	Morgan Stanley & Co. International PLC	WFS	Wells Fargo Securities, LLC

Currency Abbreviations:
AUD	Australian Dollar	HKD	Hong Kong Dollar	NZD	New Zealand Dollar
BRL	Brazilian Real	HUF	Hungarian Forint	PEN	Peruvian New Sol
CAD	Canadian Dollar	IDR	Indonesian Rupiah	PHP	Philippine Peso
CHF	Swiss Franc	ILS	Israeli Shekel	PLN	Polish Zloty
CLP	Chilean Peso	INR	Indian Rupee	RON	Romanian New Leu
CNH	Chinese Renminbi (Offshore)	JPY	Japanese Yen	SEK	Swedish Krona
COP	Colombian Peso	KRW	South Korean Won	SGD	Singapore Dollar
CZK	Czech Koruna	KZT	Kazakhstani Tenge	THB	Thai Baht
DKK	Danish Krone	MXN	Mexican Peso	TRY	Turkish New Lira
EGP	Egyptian Pound	MYR	Malaysian Ringgit	TWD	Taiwanese Dollar
EUR	Euro	NGN	Nigerian Naira	USD (or $)	United States Dollar
GBP	British Pound	NOK	Norwegian Krone	ZAR	South African Rand

Exchange Abbreviations:
CBOE	Chicago Board Options Exchange	COMEX	Commodity Exchange, Inc.	KCBT	Kansas City Board of Trade
CBOT	Chicago Board of Trade	EUREX	Eurex Exchange	NYMEX	New York Mercantile Exchange
CME	Chicago Mercantile Exchange	ICE	IntercontinentalExchange®	OTC	Over the Counter

Index/Spread Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	ERAEMLN	RAE Fundamental Emerging Markets Net Total Return Index	NDUEEGF	iShares MSCI Emerging Markets ETF
AMZX	Alerian MLP Total Return Index	ERAUSLT	eRAFI U.S. Large Strategy Index	PIMCODB	PIMCO Custom Commodity Basket
BBSW3M	3 Month Bank Bill Swap Rate	ERAUSST	eRAFI U.S. Small Strategy Index	RADMFENT	RAFI Dynamic Multi-Factor Emerging Markets Equity ETF
BCOMF1NTC	Bloomberg Commodity Index 1-Month Forward Total Return Custom Index	EUR003M	3 Month EUR Swap Rate	RADMFXNT	RAFI Dynamic Multi-Factor Developed Ex-U.S. Index
BISTREFI	Turkish Lira Overnight Reference Rate	EUR006M	6 Month EUR Swap Rate	RU20INTR	Russell 2000 Total Return Index
BOBL	Bundesobligation, the German word for federal government bond	FEDL01	Federal funds effective rate	S&P 500	Standard & Poor’s 500 Index
CAONREPO	Canadian Overnight Repo Rate Average	FHMMUSTF	Federated Hermes US Treasury Cash Reserves Fund Yield	SFE	Sydney Futures Exchange
CDX.EM	Credit Derivatives Index - Emerging Markets	GOLDLNPM	London Gold Market Fixing Ltd. PM	SOFR	Secured Overnight Financing Rate
CDX.HY	Credit Derivatives Index - High Yield	IBR	Indicador Bancario de Referencia	SOFRINDX	Secured Overnight Financing Rate Index
CDX.IG	Credit Derivatives Index - Investment Grade	JMABNIC5	J.P. Morgan Custom Commodity Index	SONIA	Sterling Overnight Interbank Average Rate
CMBX	Commercial Mortgage-Backed Index	JMMMUSTF	JP Morgan Money Market US Treasury Fund Index	SONIO	Sterling Overnight Interbank Average Rate
CORRA	Canadian Overnight Repo Rate Average	MLPIREIL	Merrill Lynch Custom Equity Index	TSFR1M	Term SOFR 1-Month
CPI	Consumer Price Index	MLPIREIS	Merrill Lynch Custom Equity Index	TSFR3M	Term SOFR 3-Month
CPTFEMU	Eurozone HICP ex-Tobacco Index	MSMMUSTF	MSILF Money Market US Treasury Fund Index	TSFR6M	Term SOFR 6-Month
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	MUTKCALM	Tokyo Overnight Average Rate	UKRPI	United Kingdom Retail Prices Index
DWRTFT	Dow Jones Wilshire REIT Total Return Index	NDDUEAFE	MSCI EAFE Index	US0003M	ICE 3-Month USD LIBOR
ERADXULN	RAE Fundamental International Large Net Total Return Index

Municipal Bond or Agency Abbreviations:
AGM	Assured Guaranty Municipal	CR	Custodial Receipts	NPFGC	National Public Finance Guarantee Corp.
BAM	Build America Mutual Assurance	FHA	Federal Housing Administration	PSF	Public School Fund

Other Abbreviations:
ABS	Asset-Backed Security	CMBS	Collateralized Mortgage-Backed Security	PRIBOR	Prague Interbank Offered Rate
ALT	Alternate Loan Trust	DAC	Designated Activity Company	REIT	Real Estate Investment Trust
BABs	Build America Bonds	EURIBOR	Euro Interbank Offered Rate	REMIC	Real Estate Mortgage Investment Conduit
BBR	Bank Bill Rate	JIBAR	Johannesburg Interbank Agreed Rate	SPDR	Standard & Poor’s Depositary Receipts
BBSW	Bank Bill Swap Reference Rate	JSC	Joint Stock Company	TBA	To-Be-Announced
BRL-CDI	Brazil Interbank Deposit Rate	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	TBD	To-Be-Determined
BTP	Buoni del Tesoro Poliennali “Long-term Treasury Bond”	OAT	Obligations Assimilables du Trésor	TBD%	Interest rate to be determined when loan settles or at the time of funding
CHILIBOR	Chile Interbank Offered Rate	OIS	Overnight Index Swap	TIIE	Tasa de Interés Interbancaria de Equilibrio “Equilibrium Interbank Interest Rate”
CLO	Collateralized Loan Obligation	PIK	Payment-in-Kind	WIBOR	Warsaw Interbank Offered Rate